RELATED PARTY TRANSACTIONS - Sales to related parties (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
RELATED PARTY TRANSACTIONS
Sales to related parties	$ 13,472,112	$ 16,963,957	$ 18,425,312
Related Party
RELATED PARTY TRANSACTIONS
Sales to related parties	890,571	484,856	545,278
Related Party | Anhui New Yalian Office Equipment Co., Ltd.
RELATED PARTY TRANSACTIONS
Sales to related parties	347,621	155,599	165,224
Related Party | Shanghai Tuwen Office Equipment Co., Ltd
RELATED PARTY TRANSACTIONS
Sales to related parties	232,774	92,214	115,189
Related Party | Hangzhou Shilian Office Equipment Co., Ltd
RELATED PARTY TRANSACTIONS
Sales to related parties	142,957	15,330
Related Party | Ningbo Lihong Information System Engineering Co., Ltd.
RELATED PARTY TRANSACTIONS
Sales to related parties	95,743	88,365	122,526
Related Party | Hebei Leading Future Technology Co., Ltd.
RELATED PARTY TRANSACTIONS
Sales to related parties	49,252	46,295	160
Related Party | Xuancheng Jinshida Modern Office Equipment Co., Ltd.
RELATED PARTY TRANSACTIONS
Sales to related parties	16,682	8,807	40,018
Related Party | Qingdao Lixing Technology Co., Ltd.
RELATED PARTY TRANSACTIONS
Sales to related parties	1,961	31,930
Related Party | Youshi Innovation Business Group Co., Ltd
RELATED PARTY TRANSACTIONS
Sales to related parties		28,683
Related Party | Kunming Jinbi Office Equipment Co., Ltd.
RELATED PARTY TRANSACTIONS
Sales to related parties		17,147
Related Party | Qinghai Jiayuan Mingyue Trade Co., Ltd
RELATED PARTY TRANSACTIONS
Sales to related parties			75,818
Related Party | Hebei Shilong Digital Technology Co., Ltd.
RELATED PARTY TRANSACTIONS
Sales to related parties			1,295
Related Party | Others
RELATED PARTY TRANSACTIONS
Sales to related parties	$ 3,581	$ 486	$ 25,048